Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Accrued Liabilities
Accrued compensation and benefits	$ 35,536	$ 32,169
Accrued contingent acquisition consideration	30,949	12,990
Accrued professional fees	1,619	1,318
Other accrued liabilities	12,205	9,965
Total	$ 80,309	$ 56,442